Loan receivables in the financial services segment (Tables)	12 Months Ended
Dec. 31, 2024
Loan Receivables [Abstract]
Summary Of Loan Receivables

	2024	2023
(in $ millions)	$	$
Non-current
Non-current loan receivables	112	54
Less: Loss allowance (see Note 26)	(7)	*
	105	54
Current
Current loan receivables	474	306
Less: Loss allowance (see Note 26)	(43)	(34)
	431	272
*Amount less than $1 million